Guarantees granted, commitments and contingent liabilities - Disclosure of maturity analysis of purchase obligations (Details) € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 488
2023
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	360
2024
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	273
2025
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	58
2026
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	35
2027 and thereafter
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 97